Principal Accounting Policies - Schedule of Consolidated Financial Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Current assets
Cash and cash equivalents	¥ 213,538		¥ 295,463	¥ 560,356	$ 32,726
Restricted cash	50,566		327,052	270,670	7,750
Short-term investments	1,353,670		1,305,386		207,459
Accounts receivable, net	264,134		529,983		40,480
Intercompany receivables	23,913		65,108		3,665
Prepayments and other current assets	378,704		1,300,284		58,038
Total current assets	2,284,525		3,823,276		350,118
Non-current assets
Long-term investments	266,866		1,305,612		40,899
Property and equipment, net	111,697		223,340		17,118
Intangible assets, net	71,362		166,267		10,937
Operating lease right-of-use assets, net	42,293		105,839		6,482
Goodwill	232,007		232,007	159,409	35,557	$ 35,557
Other non-current assets	91,180		83,923		13,974
Total non-current assets	912,118		2,773,344		139,789
Total assets	3,196,643		6,596,620		489,907
Current liabilities
Short-term borrowings	60,679		203,845		9,299
Accounts and notes payable	705,838		1,311,963		108,174
Intercompany payable	21,034		29,755		3,224
Salary and welfare payable	47,487		112,511		7,278
Taxes payable	6,004		12,207		920
Advances from customers	208,762		1,113,879		31,994
Operating lease liabilities, current	18,264		57,490		2,799
Accrued expenses and other current liabilities	676,501		907,119		103,678
Total current liabilities	1,744,569		3,748,769		267,366
Non-current liabilities
Operating lease liabilities, non-current	34,367		54,718		5,267
Deferred tax liabilities	14,861		23,658		2,278
Total non-current liabilities	74,859		99,012		11,473
Total liabilities	1,819,428		3,847,781		278,839
Net revenues	450,259	$ 69,006	2,280,987	2,240,149
Net loss	(1,307,956)	(200,453)	(694,565)	(185,512)
Cash provided by/ (used in) operating activities	(1,313,115)	(201,243)	(120,461)	268,089
Net cash (used in)/provided by investing activities	1,159,063	177,633	(578,134)	153,992
Net cash provided by/(used in) financing activities	(209,546)	(32,114)	485,110	(145,212)
The Affiliated Entities [Member]
Current assets
Cash and cash equivalents	115,737		126,096		17,737
Restricted cash	49,068		318,826		7,520
Short-term investments	685,773		831,256		105,099
Accounts receivable, net	153,844		284,469		23,578
Intercompany receivables	504,780		870,818		77,361
Prepayments and other current assets	238,020		534,144		36,478
Total current assets	1,747,222		2,965,609		267,773
Non-current assets
Long-term investments	232,068		1,009,049		35,566
Property and equipment, net	46,346		129,469		7,103
Intangible assets, net	61,682		91,953		9,453
Operating lease right-of-use assets, net	37,182		68,193		5,698
Goodwill	185,004		185,004		28,353
Other non-current assets	83,328		82,422		12,771
Total non-current assets	645,610		1,566,090		98,944
Total assets	2,392,832		4,531,699		366,717
Current liabilities
Short-term borrowings	251,685		184,000		38,572
Accounts and notes payable	604,766		1,149,051		92,684
Intercompany payable	5,293,093		5,241,312		811,202
Salary and welfare payable	38,397		81,144		5,885
Taxes payable	3,384		6,519		519
Advances from customers	192,965		1,104,505		29,573
Operating lease liabilities, current	9,527		30,779		1,460
Accrued expenses and other current liabilities	632,528		794,633		96,939
Total current liabilities	7,026,345		8,591,943		1,076,834
Non-current liabilities
Operating lease liabilities, non-current	30,108		42,155		4,614
Deferred tax liabilities	12,019		20,112		1,842
Total non-current liabilities	42,127		62,267		6,456
Total liabilities	7,068,472		8,654,210		$ 1,083,290
Net revenues	485,702	74,437	1,181,747	1,524,924
Net loss	(509,406)	(78,070)	(334,832)	(29,031)
Cash provided by/ (used in) operating activities	(849,609)	(130,208)	(505,492)	31,282
Net cash (used in)/provided by investing activities	901,947	138,229	(246,340)	(465,029)
Net cash provided by/(used in) financing activities	¥ (332,455)	$ (50,951)	¥ 680,822	¥ 569,565